Loans and Financial Liabilities - Undrawn Borrowing Facilities - Additional Information (Details) $ in Thousands, € in Millions	9 Months Ended
	Sep. 30, 2025 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 2,031,703			$ 2,274,651
Undrawn borrowing facilities scheduled for delivery	four Longships and one Longship-Seine scheduled for delivery in 2026
Cancellation of Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		$ 167,500
One Longship-Seine
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities | €			€ 167.5